191 North Wacker Drive, Suite 1601
Chicago, IL 60606
T: (312) 964-3505
F: (312) 964-3501

April 3, 2025

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk
Re:	Delaware Group Equity Funds V (the “Trust”) File Nos. 811-04997; 033-11419 Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this letter serves as certification that the forms of Prospectus relating to the Macquarie Small Cap Core Fund, Prospectus relating to the Macquarie Small Cap Value Fund, and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 75 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission (the “Commission”) electronically on March 28, 2025, with an effective date of April 1, 2025. The definitive Prospectus relating to the Macquarie Wealth Builder Fund was filed with the Commission pursuant to Rule 497(c) under the 1933 Act on April 2, 2025.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely,

/s/ Mark R. Greer
Mark R. Greer